Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Cboe Vest U.S. Equity Buffer ETF – JUNE

FT Cboe Vest U.S. Equity Deep Buffer ETF – JUNE

FT Cboe Vest Nasdaq-100® Buffer ETF – June

FT Cboe Vest International Equity Buffer ETF – June

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF – June

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated JUNE 9, 2023

As described in each Fund’s prospectus, Fund shareholders are subject to an upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for a given Target Outcome Period. On June 16, 2023, each Fund’s current Target Outcome Period will end, and a new Target Outcome Period will begin as of June 20, 2023. The new Target Outcome Period will end on May 17, 2024. While the actual caps will not be determined until the first day of the new Target Outcome Period, set forth below are the anticipated cap ranges for each Fund for the Target Outcome Period beginning on June 20, 2023.

FT Cboe Vest U.S. Equity Buffer ETF – JUNE (FJUN)

16.75% - 19.50%

(before fees and expenses)

15.90% - 18.65%

(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)

FT Cboe Vest U.S. Equity Deep Buffer ETF – June (DJUN)

13.05% - 15.05%

(before fees and expenses)

12.20% - 14.20%

(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)

FT Cboe Vest Nasdaq-100® Buffer ETF – June (QJUN)

19.30% - 22.10%

(before fees and expenses)

18.40% - 21.20%

(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF – JUNE (YJUN)

18.85% - 22.35%

(before fees and expenses)

17.95% - 21.45%

(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF – JUNE (XJUN)

10.35% - 12.80%

(before fees and expenses)

9.50% - 11.95%

(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)

Please Keep this Supplement with your Fund Prospectus for Future Reference